FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Active Markets for Identical Assets (Level 1)	2025 Total
Common Stock - Fossil Group Inc.	$1,386,744	$1,386,744
Mutual Funds	105,896,839	105,896,839
Investments measured at NAV	—	18,619,329
Total	$107,283,583	$125,902,912

	Active Markets for Identical Assets (Level 1)	2024 Total
Common Stock - Fossil Group Inc.	$605,231	$605,231
Mutual Funds	100,474,185	100,474,185
Investments measured at NAV	—	18,269,785
Total	$101,079,416	$119,349,201